Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Equity Award Grant Timing Practices

While we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has endeavored to grant such awards on a consistent annual schedule, with retroactive vesting of awards beginning on April 1 of the year of grant. The compensation committee or our CEO may also grant equity awards at other times of the year to employees at the assistant vice president level and below, for example, in connection with new hires and promotions. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method [Text Block]	While we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has endeavored to grant such awards on a consistent annual schedule, with retroactive vesting of awards beginning on April 1 of the year of grant. The compensation committee or our CEO may also grant equity awards at other times of the year to employees at the assistant vice president level and below, for example, in connection with new hires and promotions.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	true
Award Timing, How MNPI Considered [Text Block]	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false